Life and Health Reserves - Narrative (Details) - Life and Health	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Long-term protection
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Weighted-Average Duration	4 years 2 months 12 days	4 years 4 months 24 days	5 years 3 months 18 days
Longevity - Fixed premium leg
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Weighted-Average Duration	7 years 7 months 6 days	7 years 9 months 18 days	9 years 9 months 18 days
Longevity - Floating claims leg
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Weighted-Average Duration	7 years 6 months	7 years 8 months 12 days	9 years 6 months